Trade and other payables	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Trade and other payables
16.
Trade and other payables

Trade and other payables consist of the following:

	As of March 31,
	2024		2023
Trade payables	Rs.	21,547	Rs.	17,857
Due to creditors for expenses		4,598		4,827
Due to capital creditors		4,774		3,760
	Rs.	30,919	Rs.	26,444

For details regarding the Company’s exposure to currency and liquidity risks, see Note 31 of these consolidated financial statements under “Liquidity risk”.